Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Share capital and premium	Reserve from share-based payment transactions	Warrants	Transactions with non-controlling interests	Foreign currency translation reserve	Accumulated deficit	Total	Non-controlling interests	Total
Balance at Dec. 31, 2021	$ 58,541	$ 4,331	$ 5,190	$ 559	$ 497	$ (60,977)	$ 8,141		$ 8,141
Income (loss)						(2,592)	(2,592)		(2,592)
Exercise of warrants	3						3		3
Cost of share-based payment	48	849					897		897
Balance at Dec. 31, 2022	58,592	5,180	5,190	559	497	(63,569)	6,449		6,449
Income (loss)						(5,122)	(5,122)	(761)	(5,883)
Sale of minority interest in subsidiary				251			251	2,734	2,985
Issuance of share capital in respect of investment in affiliate	288						288		288
Issuance of share capital, net of issue expenses	5,552						5,552		5,552
Cost of share-based payment	94	102					196		196
Balance at Dec. 31, 2023	64,526	5,282	5,190	810	497	(68,691)	7,614	1,973	9,587
Income (loss)						(6,284)	(6,284)	(1,188)	(7,472)
Issuance of share capital, net of issue expenses	6,255						6,255		6,255
Cost of share-based payment	105	464					569		569
Balance at Dec. 31, 2024	$ 70,886	$ 5,746	$ 5,190	$ 810	$ 497	$ (74,975)	$ 8,154	$ 785	$ 8,939